COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-Cancelable Operating Leases
As of December 31, 2011, the future minimum lease payments under non-cancelable operating leases are as follows (in thousands):

Lease Payments
2012	$20,409
2013	8,656
2014	5,732
2015	4,040
2016	2,435
Thereafter	3,742
$45,014